DOTDASH MEREDITH RESTRUCTURING CHARGES, TRANSACTION-RELATED EXPENSES AND CHANGE-IN-CONTROL PAYMENTS - Allocation of Restructuring Costs (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Restructuring costs			$ (201)	$ (525)	$ 80,238
ROU asset, impairment charges			100	48,200
Impairment of leasehold improvements					7,000
Meredith Corporation
Restructuring Cost and Reserve [Line Items]
ROU asset, impairment charges	$ 44,700	$ 14,300		44,700	$ 14,300
Impairment of leasehold improvements	$ 25,300	$ 7,000
Cost of revenue
Restructuring Cost and Reserve [Line Items]
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]					Cost of revenue (exclusive of depreciation shown separately below)
Restructuring costs			(205)	744	$ 24,527
Selling and marketing expense
Restructuring Cost and Reserve [Line Items]
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]					Selling and marketing expense
Restructuring costs			(116)	(1,300)	$ 17,174
General and administrative expense
Restructuring Cost and Reserve [Line Items]
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]					General and administrative expense
Restructuring costs			126	(282)	$ 28,096
Product development expense
Restructuring Cost and Reserve [Line Items]
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]					Product development expense
Restructuring costs			(6)	313	$ 3,435
Depreciation
Restructuring Cost and Reserve [Line Items]
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]					Depreciation
Restructuring costs			$ 0	$ 0	$ 7,006